REVENUES, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUES, NET
Revenues, Net	$ 84,873,992	$ 63,192,506
Retail
REVENUES, NET
Revenues, Net	26,730,846	21,734,403
Wholesale
REVENUES, NET
Revenues, Net	$ 58,143,146	$ 41,458,103